Segment Reporting (Information for Long-Lived Assets Based on Physical Location) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Long-lived assets	¥ 300,924	¥ 266,604	¥ 264,487
Japan
Segment Reporting Information [Line Items]
Long-lived assets	194,097	185,257	182,793
Asia
Segment Reporting Information [Line Items]
Long-lived assets	47,656	39,366	43,785
Europe
Segment Reporting Information [Line Items]
Long-lived assets	28,388	15,969	16,661
United States of America
Segment Reporting Information [Line Items]
Long-lived assets	23,464	18,553	14,264
Other Countries
Segment Reporting Information [Line Items]
Long-lived assets	¥ 7,319	¥ 7,459	¥ 6,984